ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET - Movements in the allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movements in the allowance for doubtful accounts
Balance at the beginning of the year	¥ (1,951,419)	¥ (2,151,271)	¥ (1,122,218)
Reversal/(Additions)	(174,237)	76,184	(1,216,517)
Write-offs	559,527	123,668	187,464
Balance at the end of the year	¥ (1,566,129)	¥ (1,951,419)	¥ (2,151,271)